UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2007
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
March 31, 2007
(UNAUDITED)




Number                                                                   Percent
Of                                                            Market      of Net
Shares                          Security                       Value      Assets
>

               COMMON STOCKS AND
               EXCHANGE TRADED FUNDS

Industrials
7000           Boeing Co                                        622,370
15500          General Elec Co                                  548,080
8000           Honeywell Intl Inc                               368,480
5000           Manitowoc Inc                                    317,650
2000           Snap On Inc                                       96,200
7000           United Technologies Corp                         455,000

                                                              2,407,780      8.7%
                                                            -----------

Technology
5200           Apple Computer Inc (1)                           483,132
7000           BMC Software Inc (1)                             215,530
10000          Ceridian Corp  (1)                               348,400
12000          Cisco Sys Inc (1)                                306,360
10000          Electronic Data Sys New                          276,800
600            Google Inc Cl A (1)                              274,896
11000          Hewlett Packard Co                               441,540
3300           International Business Machines                  311,058
3000           MEMC Electr Materials Inc (1)                    181,740
19000          Microsoft Corp                                   529,530
11000          Oracle Corp (1)                                  199,430
3000           Paychex Inc                                      113,610
1700           SPDR Technology (2)                               39,644
7000           Texas Instruments Inc                            210,700
2000           Varian Semiconductor (1)                         106,760
4000           Xerox Corp (1)                                    67,560

                                                              4,106,690     14.8%

Telecom-
munications
12500          AT&T Inc                                         492,875
17000          iShares Tr DJ US Telecomm (2)                    529,040

                                                              1,021,915      3.7%

Healthcare
4000           Amgen Inc (1)                                    223,520
9000           Baxter Intl Inc                                  474,030
3000           CIGNA Corp                                       427,980
6000           Gilead Sciences Inc (1)                          459,900
7000           Johnson & Johnson                                421,820
16000          Schering Plough Corp                             408,160
6000           SPDR Healthcare  (2)                             201,900
7000           Stryker Corp                                     464,240
6400           iShares Tr DJ US Health Care (2)                 426,944

                                                              3,508,494     12.7%

Consumer
Staple
7000           Altria Group Inc                                 614,670
4000           Colgate Palmolive Co                             267,160
7000           Kroger Co                                        197,750
4000           Pepsico Inc                                      254,240
8000           Procter & Gamble Co                              505,280

                                                              1,839,100      6.6%

Consumer
Discretionary
6000           Coach Inc (1)                                    300,300
16500          Comcast Corp Class A (1)                         428,175
6000           Disney Walt Co                                   206,580
6000           McDonalds Corp                                   270,300
2000           J C Penney Inc                                   164,320
5600           SPDR Consumer Discretionary (2)                  212,968
5000           Target Corp                                      296,300
6000           Warnaco Group Inc (1)                            170,400

                                                              2,049,343      7.4%

Financial
Services
8600           American Express Co                              485,040
6034           American Intl Group Inc                          405,605
8000           CB Richard Ellis Group Cl A (1)                  273,440
6000           CNA Financial Corp (1)                           258,540
9000           Citigroup Inc                                    462,060
3400           Franklin Res Inc                                 410,822
2500           placeCityHartford Financial Services Group       238,950
4000           JP Morgan Chase & Co Inc                         193,520
3000           Merrill Lynch & Co Inc                           245,010
5000           Metlife Inc                                      315,750
1000           Morgan Stanley Com New                            78,760
2500           Prudential Finl Inc                              225,650
8000           SPDR Financial Index (2)                         285,040
6000           Travelers Companies Inc                          310,620
8000           Wells Fargo & Co                                 275,440
1500           iShares Tr DJ US Finl Sec (2)                    171,015

                                                              4,635,262     16.8%

Materials
8000           Albemarle Corp                                   330,720
6000           Du Pont E I De Nemours                           296,580
2000           Potash Corp Sask Inc                             319,860

                                                                947,160      3.4%

Energy
5000           Exxon Mobil Corp                                 377,250
6000           McDermott Intl Inc (1)                           293,880
4000           Oil Service Holders Trust (2)                    582,880
10000          SPDR Energy (2)                                  602,800
3000           Schlumberger Ltd                                 207,300

                                                              2,064,110      7.5%

Utilities
7500           SPDR Utilities (2)                               297,750      1.1%

Diversified
Indexed
 Trusts
11000          iShares MSCI Japan (2)                           160,270
19000          iShares MSCI EAFE Index (2)                    1,448,940
16000          iShares Tr Russell 1000 Growth (2)               890,400
4000           iShares Tr Russell Mid-Cap Grwth(2)              428,480

                                                              2,928,090     10.6%

               TOTAL COMMON STOCKS AND
               EXCHANGE TRADED FUNDS                         25,805,694     93.3%
                                        (Cost $20,083,646)


               INVESTMENT COMPANIES

20658          First Eagle Funds Global A                       968,675
17360          First American Treasury Oblig Fund                17,360
750000         Federated Prime Obligations Fund                 750,000


               TOTAL INVESTMENT COMPANIES
                                         (Cost $1,777,360)    1,736,035      6.3%



               TOTAL INVESTMENTS                             27,541,729     99.6%
               (Cost $21,861,006) (3)

               OTHER ASSETS AND LIABILITIES                     104,173      0.4%

               NET ASSETS                                   $27,645,902    100.0%


               (1) Non-income producing security
               (2) Exchange Traded Funds, or
               baskets of stocks giving exposure to
               certain market segments.
               (3) Represents cost for federal
               income tax and book purposes and
               differs from market value by net
               unrealized appreciation. (See Note A)

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2007
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended March 31, 2007, aggregated $5,367,524 and $6,375,441, respectively.

At March 31, 2007, gross unrealized appreciation on investments was $5,899,542 and gross unrealized depreciation on investments was $218,819 for a net unrealized appreciation of $5,680,723 for financial reporting and federal income tax purposes.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund

By:
May 10, 2007               /s/________________________________________________
Date                           Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 10, 2007               /s/________________________________________________
Date                           James M. Johnson, President

By:
May 10, 2007               /s/________________________________________________
Date                           Kathleen Carlson, Treasurer